Summary of Significant Accounting Policies (Details)	Dec. 31, 2019	Dec. 31, 2018
RMB into U.S. Dollars [Member]
Balance sheet	6.9680	6.8764
Average Rates	6.9088	6.6146
Euro into U.S. Dollars [Member]
Balance sheet	0.8916	0.8737
Average Rates	0.8934	0.8789
Yen into U.S. Dollars [Member]
Balance sheet	108.6384	110.0039
Average Rates	109.0086	112.1693